                    [Van Kampen Investments Inc. Letterhead]

                                                                       497(j)

                                  May 5, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-1004

     Re: Van Kampen Life Investment Trust
         Rule 497(j) Filing (File Nos. 33-00628 and 811-04424)

Ladies and Gentlemen:

     Van Kampen Life Investment Trust (the "Registrant") filed via EDGAR on April 15, 2009 an electronically signed copy of its post-effective amendment to the Registration Statement on Form N-1A (Accession No. 0000950137-09-002989) (the "Registration Statement") complete with exhibits thereto. The Registration Statement is incorrectly numbered "Post-Effective Amendment No. 45," as it should have been numbered "Post-Effective Amendment No. 46." The Registration Statement and Exhibits were filed pursuant to Rule 485(b) of the general rules and regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933 (the "1933 Act Rules"), as amended, and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectuses and the Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

     Should the staff have any questions regarding the foregoing, please call me at (630) 684-6724 or Charles B. Taylor at (312) 407-0863.


                                    Very truly yours,

                                    /s/ Elisa Mitchell
                                    --------------------
                                    Elisa Mitchell
                                    Assistant Secretary